Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	Jan. 31, 2023		Oct. 31, 2022
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost	$ 23,206		$ 22,443
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	8,719		8,684
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	12,874		12,212
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	1,493		1,459
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	120		88
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	24,195	[1]	23,610
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	8,987	[1]	9,024
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	13,600	[1]	13,042
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	1,497	[1]	1,470
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	$ 111	[1]	$ 74

[1]	Net of allowances of $1 (October 31, 2022 – $1).